Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Cash, Cash Equivalents, and Short-term Investments
Cash	[1]	$ 5,772,389	$ 5,531,687
Short-term Investments	[1]	52,668,278	45,917,730
Cash and Cash Equivalents	[1]	58,440,667	51,449,417
Restricted Cash	[2]	2,671,957	9,335,466
LOANS:
Direct Cash Loans	[3]	474,557,932	494,836,733
Real Estate Loans	[3]	24,609,094	22,128,090
Sales Finance Contracts	[3]	30,961,811	30,071,077
Loans and Leases Receivable, Gross		530,128,837	547,035,900
Unearned Finance Charges		60,850,936	65,699,425
Unearned Insurance Premiums		37,593,775	41,446,393
Allowance for Loan Losses		48,500,000	33,500,000
Loans and Leases Receivable, Net Amount		383,184,126	406,390,082
EQUITY METHOD INVESTMENTS	[4]	26,201,949	24,989,505
Other Assets
Property, Plant and Equipment, Net		13,948,249	9,918,857
Deferred Policy Acquisition Costs		2,226,977	2,483,781
Due from Non-affiliated Insurance Company		1,668,092	2,886,086
Other Assets, Miscellaneous		6,448,607	6,040,269
Other Assets		24,291,925	21,328,993
ASSETS, Total		673,984,714	674,413,809
Investments, Debt and Equity Securities
Available for Sale, at fair value	[5]	167,190,644	143,862,165
Held to Maturity, at amortized cost	[5]	12,003,446	17,058,181
Marketable Debt Securities, Total	[5]	179,194,090	160,920,346
SENIOR DEBT:
Senior Demand Notes, including accrued interest	[6]	73,167,157	71,001,087
Commercial Paper	[6]	336,624,491	317,488,208
Senior Debt, total	[6]	409,791,648	388,489,295
ACCOUNTS PAYABLE AND ACCRUED EXPENSES		17,606,851	25,430,137
Subordinated Debt	[7]	34,847,845	36,004,009
LIABILITIES, Total		462,246,344	449,923,441
COMMITMENTS AND CONTINGENCIES	[8]
STOCKHOLDERS' EQUITY:
Accumulated Other Comprehensive Income		(1,002,183)	4,142,986
Retained Earnings		212,570,553	220,177,382
Stockholders' Equity, Total		211,738,370	224,490,368
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		673,984,714	674,413,809
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		$ 170,000	$ 170,000

[1]	See Note 6.
[2]	See Note 1.
[3]	See Note 2.
[4]	See Note 5.
[5]	See Note 3.
[6]	See Note 7.
[7]	See Note 8.
[8]	See note 9.